Marketable securities and securities investments	12 Months Ended
Mar. 31, 2011
Marketable securities and securities investments [Abstract]
Marketable securities and securities investments

7.	Marketable securities and securities investments

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2010				March 31, 2011
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	losses	Fair value	Cost	gains	losses	Fair value

Available-for-sale:
Debt securities:
Japanese national government bonds	1,264,725	29,496	(3,397)	1,290,824	1,124,704	24,032	(4,971)	1,143,765
Japanese local government bonds	27,750	1,097	(5)	28,842	22,845	184	(64)	22,965
Japanese corporate bonds	360,554	3,773	(106)	364,221	332,567	1,511	(440)	333,638
Foreign corporate bonds	281,003	4,818	(6,492)	279,329	332,616	4,872	(11,368)	326,120
Other	11,141	83	(123)	11,101	7,941	109	(117)	7,933

	1,945,173	39,267	(10,123)	1,974,317	1,820,673	30,708	(16,960)	1,834,421

Equity securities	99,753	74,430	(3,437)	170,746	84,417	69,073	(3,447)	150,043

Held-to-maturity Securities:
Japanese national government bonds	2,248,230	3,318	(30,740)	2,220,808	2,902,342	22,420	(48,149)	2,876,613
Japanese local government bonds	23,617	346	—	23,963	18,912	218	(2)	19,128
Japanese corporate bonds	32,041	150	(321)	31,870	32,349	158	(67)	32,440
Foreign corporate bonds	50,831	18	(7)	50,842	47,330	13	(3)	47,340

	2,354,719	3,832	(31,068)	2,327,483	3,000,933	22,809	(48,221)	2,975,521

Total	4,399,645	117,529	(44,628)	4,472,546	4,906,023	122,590	(68,628)	4,959,985

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2011
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value

Due in one year or less	260,669	253,678	17,251	17,328
Due after one year through five years	527,179	530,151	39,086	39,359
Due after five year through ten years	232,848	237,851	9,025	9,561
Due after ten years	799,977	812,741	2,935,571	2,909,273

Total	1,820,673	1,834,421	3,000,933	2,975,521

Proceeds from sales of available-for-sale securities were 1,165,451 million yen, 785,698 million yen and 532,619 million yen for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. On these sales, gross realized gains were 41,860 million yen, 39,622 million yen and 38,654 million yen and gross realized losses were 30,554 million yen, 37,537 million yen and 2,014 million yen, respectively.

Marketable securities classified as trading securities at March 31, 2010 and 2011 were 353,353 million yen and 375,802 million yen, respectively, which consist of debt and equity securities.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by a number of non-public companies. The aggregate carrying amounts of the investments in non-public companies at March 31, 2010 and 2011, totaled 70,705 million yen and 67,376 million yen, respectively. Non-public equity investments are primarily valued at cost as fair value is not readily determinable.

With respect to trading securities, primarily in the Financial Services segment, Sony recorded net unrealized losses of 79,476 million yen for the fiscal year ended March 31, 2009, net unrealized gains of 50,992 million yen for the fiscal year ended March 31, 2010 and net realized losses of 10,768 million yen for the fiscal year ended March 31, 2011. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Available-for-sale:
Debt securities:
Japanese national government bonds	139,613	(891)	53,704	(2,506)	193,317	(3,397)
Japanese local government bonds	1,887	(5)	—	—	1,887	(5)
Japanese corporate bonds	48,151	(84)	1,965	(22)	50,116	(106)
Foreign corporate bonds	46,764	(378)	88,258	(6,114)	135,022	(6,492)
Other	6,441	(123)	—	—	6,441	(123)

	242,856	(1,481)	143,927	(8,642)	386,783	(10,123)

Equity securities	10,069	(934)	11,486	(2,503)	21,555	(3,437)

Held-to-maturity
Securities:
Japanese national government bonds	1,496,584	(11,066)	465,416	(19,674)	1,962,000	(30,740)
Japanese local government bonds	100	—	—	—	100	—
Japanese corporate bonds	19,828	(314)	95	(7)	19,923	(321)
Foreign corporate bonds	88	(4)	305	(3)	393	(7)

	1,516,600	(11,384)	465,816	(19,684)	1,982,416	(31,068)

Total	1,769,525	(13,799)	621,229	(30,829)	2,390,754	(44,628)

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Available-for-sale:
Debt securities:
Japanese national government bonds	223,686	(3,230)	54,477	(1,741)	278,163	(4,971)
Japanese local government bonds	12,434	(64)	—	—	12,434	(64)
Japanese corporate bonds	130,318	(440)	—	—	130,318	(440)
Foreign corporate bonds	126,484	(7,184)	30,277	(4,184)	156,761	(11,368)
Other	2,882	(117)	—	—	2,882	(117)

	495,804	(11,035)	84,754	(5,925)	580,558	(16,960)

Equity securities	36,391	(3,353)	386	(94)	36,777	(3,447)

Held-to-maturity
Securities:
Japanese national government bonds	1,812,196	(48,149)	—	—	1,812,196	(48,149)
Japanese local government bonds	531	(2)	—	—	531	(2)
Japanese corporate bonds	20,788	(67)	—	—	20,788	(67)
Foreign corporate bonds	194	(3)	—	—	194	(3)

	1,833,709	(48,221)	—	—	1,833,709	(48,221)

Total	2,365,904	(62,609)	85,140	(6,019)	2,451,044	(68,628)

For the fiscal years ended March 31, 2009, 2010 and 2011, total realized impairment losses were 45,644 million yen, 5,508 million yen and 9,763 million yen, respectively.

At March 31, 2011, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.